FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative liability		$ (32)	$ (2,228)
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ (19)	(32)	(2,228)
Fair Value, Inputs, Level 2 [Member]
Derivative liability	0	0	0
Fair Value, Inputs, Level 1 [Member]
Derivative liability	0	0	0
Senior Secured Debt
Derivative liability			(2,203)
Senior Secured Debt | Fair Value, Inputs, Level 3 [Member]
Derivative liability			(2,203)
Auctus Loan
Derivative liability	(19)	(32)	(25)
Auctus Loan | Fair Value, Inputs, Level 3 [Member]
Derivative liability	(19)	(32)	(25)
Auctus Loan | Fair Value, Inputs, Level 2 [Member]
Derivative liability	0	0	0
Auctus Loan | Fair Value, Inputs, Level 1 [Member]
Derivative liability	$ (19)	$ 0	$ 0